SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Feb. 15, 2022	Jan. 31, 2022	Dec. 31, 2021
Original Issue Discount			$ 44,800
Conversion Price			$ 0.10
Subsequent Event [Member]
Aggregate Purchase Price		$ 8,500,000
Acquisition Consideration Paid To Seller Parties		8,000,000
Acquisition Consideration Deposited		$ 500,000
Subsequent Event [Member] | Financing Arrangement [Member]
Common Stock, Shares Purchased	121,407
Cash Fee Payment	$ 14,650
Lend Amount	370,000
Original Issue Discount	$ 37,000
Common Stock, Share Price	$ 0.17
Common Stock, Fixed Price	0.192
Conversion Price	$ 0.10
Percentage Of Penalty Due	15.00%
Warrant Coverage On The Principal Amount	40.00%
Percentage Of Gross Proceeds Of Loan	4.39%
Percentage Of Exercise Price Of Warrant Issued	120.00%
Warrant Coverage On Gross Proceeds Of Loan	7.00%
Bears Interest Rate	8.00%
Warrant Issued To Purchase Shares Of Common Stock	925,000
Warrant Issued To Purchase Shares Of Common Stock, Purchase Price	$ 0.16